Pensions and Other Postretirement Benefits Pension Plan Assets Fair Value (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 1,269.7	$ 1,339.9	$ 1,208.2
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	613.3	1,150.0
Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	656.4	150.8
Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0.0	0.0
Investments measured at net asset value
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		39.1
Cash and short-term investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	92.5	123.0
Cash and short-term investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	92.5	123.0
Cash and short-term investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0.0	0.0
Cash and short-term investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0.0	0.0
Investment contracts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	144.9	150.8
Investment contracts | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0.0	0.0
Investment contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	144.9	150.8
Investment contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0.0	0.0
U.S. Government Securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	469.9
U.S. Government Securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	465.1
U.S. Government Securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	4.8
U.S. Government Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0.0
Mutual funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	55.7
Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	55.7
Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0.0
Corporate debt instruments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	506.7
Corporate debt instruments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0.0
Corporate debt instruments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	506.7
Corporate debt instruments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 0.0
Common stock
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		194.1
Common stock | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		194.1
Common stock | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0
Common stock | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0
Mutual funds and other investments
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		27.3
Mutual funds and other investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		27.3
Mutual funds and other investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0
Mutual funds and other investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0
U.S. Government Securities and Mutual funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		805.6
U.S. Government Securities and Mutual funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		805.6
U.S. Government Securities and Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0.0
U.S. Government Securities and Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 0.0